Note 15 - Quarterly Results (Unaudited) (Details) - Unaudited Quarterly Financial Data (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Feb. 02, 2013		Oct. 27, 2012		Jul. 28, 2012		Apr. 28, 2012		Jan. 28, 2012		Oct. 29, 2011		Jul. 30, 2011		Apr. 30, 2011		Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Unaudited Quarterly Financial Data [Abstract]
Net revenues	$ 53,729		$ 46,399		$ 39,808		$ 41,214		$ 51,943		$ 46,654		$ 35,820		$ 37,890		$ 181,150	$ 172,307	$ 172,428
Gross profit	15,910		15,199		12,582		13,020		15,435		13,703		7,893		11,561		56,711	48,592	51,871
Total operating expenses (1)	27,033	[1]	17,136	[1]	17,931	[1]	17,480	[1]	21,869	[1]	18,691	[1]	17,539	[1]	17,713	[1]	79,580	75,812	86,157
Loss from continuing operations before taxes	(11,372)		(2,096)		(5,514)		(4,613)		(6,617)		(5,159)		(9,782)		(6,239)		(23,595)	(27,797)	(34,639)
Loss from continuing operations	(11,093)		(2,062)		(5,440)		(4,319)		(5,802)		(4,927)		(9,754)		(4,977)		(22,914)	(25,460)	(24,777)
Income from discontinued operations, net of tax	423		65		227		645		1,638		502		142		508		1,360	2,790	3,134
Net loss	$ (10,670)		$ (1,997)		$ (5,213)		$ (3,674)		$ (4,164)		$ (4,425)		$ (9,612)		$ (4,469)		$ (21,554)	$ (22,670)	$ (21,643)
Loss from continuing operations (2) (in Dollars per share)	$ (0.35)		$ (0.06)		$ (0.18)		$ (0.14)		$ (0.18)		$ (0.16)		$ (0.31)		$ (0.16)		$ (0.73)	$ (0.82)	$ (0.80)
Income from discontinued operations (2) (in Dollars per share)	$ 0.01		$ 0.00		$ 0.01		$ 0.02		$ 0.05		$ 0.02		$ 0.00		$ 0.02		$ 0.04	$ 0.09	$ 0.10
Net loss (in Dollars per share)	$ (0.34)	[2]	$ (0.06)	[2]	$ (0.17)	[2]	$ (0.12)	[2]	$ (0.13)	[2]	$ (0.14)	[2]	$ (0.31)	[2]	$ (0.14)	[2]	$ (0.69)	$ (0.73)	$ (0.70)

[1]	Included in the fourth quarter of fiscal 2012 is a goodwill impairment charge of $4.5 million. See Note 5 for further discussion.
[2]	(Loss) income per share calculations for each quarter include the appropriate weighted average effect for the quarter; therefore, the sumof quarterly (loss) income per share amounts may not equal year-to-date (loss) income per share amounts, which reflect the weighted average effect on a year-to-date basis.